Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-33123
Entity Registrant Name	China Automotive Systems, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1 Henglong Road,
Entity Address, Address Line Two	Yu Qiao Development Zone
Entity Address, City or Town	Jing Zhou City
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value US$0.001 per share
Trading Symbol	CAAS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	30,170,702
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1487	1424
Auditor Name	Grant Thornton Zhitong Certified Public Accountants LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China	Shanghai, the People’s Republic of China
Entity Central Index Key	0002037400
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	Li Jie
Entity Address, Address Line One	No. 1 Henglong Road,
Entity Address, Address Line Two	Yu Qiao Development Zone
Entity Address, City or Town	Jing Zhou City,
Entity Address, Country	CN
Country Region	86
City Area Code	27
Local Phone Number	8757-0028
Contact Personnel Email Address	caasauto@chl.com.cn